Related party transactions - Key management personnel compensations (Details) - Key management - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties
Wages and salaries	¥ 20,806	¥ 21,123	¥ 28,163
Welfare and other benefits	654	614	772
Share-based payments	4,909	8,401	4,187
Total	¥ 26,369	¥ 30,138	¥ 33,122